Commitments and Contingencies (Details) $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 17, 2026 USD ($)	Apr. 01, 2026 plaintiff lawsuit	Aug. 31, 2026 lawsuit plaintiff	Jun. 30, 2024 USD ($)	Jul. 31, 2026 USD ($)	Jul. 25, 2025 USD ($)	Apr. 24, 2026 USD ($)	Apr. 25, 2025 USD ($)	Apr. 26, 2024 USD ($)	Dec. 31, 2021 plaintiff
Loss Contingencies [Line Items]
Certain litigation charges, net					$ (2,000)	$ 17,000	$ 18,000	$ 165,000	$ 0
Accrued litigation charges					22,000		24,000	165,000
Accrued rebates, noncurrent							2,000	38,000
Accrued rebates					42,000		45,000	51,000
Proceeds from Legal Settlements							6,000
Loss Contingency Accrual, Less Adjustment							18,000
Italy
Loss Contingencies [Line Items]
Increase (decrease) in refund accruals					0	$ (7,000)	(7,000)	20,000
Accrued rebates, noncurrent								38,000
Accrued rebates								$ 15,000
Diabetes Pump Retainer Ring Litigation
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit		17
Number of plaintiffs | plaintiff		60								2,000
Litigation charge accrual					$ 20,000		$ 22,000
Amount awarded to other party	$ 253
Diabetes Pump Retainer Ring Litigation | Subsequent Event
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit			28
Number of plaintiffs | plaintiff			109
Amount awarded to other party	$ 253
Diabetes Pump Retainer Ring Litigation | California
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit		15
Diabetes Pump Retainer Ring Litigation | California | Subsequent Event
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit			26
Diabetes Pump Retainer Ring Litigation | Washington
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit		1
Diabetes Pump Retainer Ring Litigation | Washington | Subsequent Event
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit			1
Diabetes Pump Retainer Ring Litigation | New York
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit		1
Diabetes Pump Retainer Ring Litigation | New York | Subsequent Event
Loss Contingencies [Line Items]
Number of lawsuits | lawsuit			1
EOFlow International Arbitration | EOFlow Co., Ltd.
Loss Contingencies [Line Items]
Damages sought value				$ 26,000